UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                 FORM N-23C-1


                      STATEMENT BY REGISTERED CLOSED-END
            INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
      SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

              REPORT FOR CALENDAR MONTH ENDING: October 31, 1997

                           For:  Z-Seven Fund, Inc.


                                            Approximate Asset        Name of
Date of                    Number of Price  Value or Approximate     Seller or
Each        Identification Shares    Per    Asset Coverage Per Share of Seller's
Transaction of Security    Purchased Share  at Time of Purchase      Broker
----------- -------------- --------- ------ ------------------------ -----------

 10/08/97       Z-Seven       6,000  19.500          19.5210         Herzog
 10/23/97       Z-Seven       5,000  19.500          19.5349         Herzog



REMARKS: None

Name of Registrant: Z-Seven Fund, Inc.

By: Laurie S. Doane, Controller

Statement Date: November 10, 1997